Trade Accounts Payable and Others - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	R$ 16,659	R$ 15,437
Non current, Taxes payable	38,120	30,822
ISS payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	722	948
Withholding taxes [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	500	1,086
PIS and COFINS payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	4,754	4,799
IRPJ and CSLL payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	7,866	6,503
Tax on value added - IVA (Paraguay/Bolivia) [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	1,030	649
Non current, Taxes payable	10,140	10,329
Other taxes payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	1,787	1,452
PIS and COFINS payable [Member]
Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	15,175	11,114
IRPJ and CSLL payable [Member]
Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	R$ 12,805	R$ 9,379